
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002


Check here if Amendment [ ]; Amendment Number:
                                              -------------

      This Amendment (Check only one.):  [ ]  is a restatement.
                                         [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Shadwell Capital, LC
Address:    321 East Main Street
            Charlottesville, VA  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dan Oakey
Title:      Chief Financial Officer
Phone:      (434) 951-7595

Signature, Place, and Date of Signing:

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
/s/ Dan Oakey                         Charlottesville, VA       January 21, 2003
-------------------------------       -------------------       ----------------
         [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


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
Report Summary:
Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                24
                                                 --------

Form 13F Information Table Value Total:          $ 70,637
                                                 --------
                                                (thousands)
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List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                              VOTING AUTHORITY
                               TITLE OF              VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                 CLASS     CUSIP      (X1000)  PRN AMOUNT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                 -----     -----      -------  ----------  ---  ----  ----------  --------    ----    ------  ----
AMSOUTH BANCORPORATION         COMMON    32165102    2,611      136,000   SH           SOLE                136,000
BANK NEW YORK INC              COMMON    64057102    3,187      133,000   SH           SOLE                133,000
BANKNORTH GROUP INC NEW        COMMON    06646R107   3,435      152,000   SH           SOLE                152,000
COMMERCE BANCSHARES INC        COMMON    200525103   2,493       63,450   SH           SOLE                 63,450
DELPHI FINL GROUP INC          CLASS A   247131105   1,818       47,900   SH           SOLE                 47,900
FEDERATED INVESTORS INC        COMMON    314211103   3,630      143,100   SH           SOLE                143,100
FIRSTMERIT CORP                COMMON    337915102   1,516       70,000   SH           SOLE                 70,000
FULTON FINANCIAL CORPORATION   COMMON    360271100   2,208      125,000   SH           SOLE                125,000
HCC INSURANCE HOLDINGS INC     COMMON    404132102   3,402      138,300   SH           SOLE                138,300
MELLON FINANCIAL CORP          COMMON    58551A108   1,932       74,000   SH           SOLE                 74,000
MERCANTILE BANKSHARES CORP     COMMON    587405101   4,669      121,000   SH           SOLE                121,000
MERCURY GENERAL CORPORATION    COMMON    589400100   1,992       53,000   SH           SOLE                 53,000
NATIONAL CITY CORP             COMMON    635405103   3,470      127,000   SH           SOLE                127,000
OHIO CASUALTY CORP             COMMON    677240103   2,551      197,000   SH           SOLE                197,000
OLD REPUBLIC INTL CORP         COMMON    680223104   3,934      140,500   SH           SOLE                140,500
PLATINUM UNDERWRITERS HLD      COMMON    G7127P100   5,033      191,000   SH           SOLE                191,000
PNC FINL CORP                  COMMON    693475105   3,771       90,000   SH           SOLE                 90,000
PROGRESSIVE CORP-OHIO          COMMON    743315103   2,134       43,000   SH           SOLE                 43,000
REINSURANCE GROUP OF AMERICA   COMMON    759351109   3,493      129,000   SH           SOLE                129,000
SKY FINANCIAL GROUP INC        COMMON    83080P103   1,710       85,900   SH           SOLE                 85,900
SYNOVUS FINANCIAL CORPORATION  COMMON    87161C105   2,415      124,500   SH           SOLE                124,500
UMB FINANCIAL CORP             COMMON    902788108   2,812       73,500   SH           SOLE                 73,500
ZENITH NATIONAL INS CORP       COMMON    989390109   2,406      102,300   SH           SOLE                102,300
ZIONS BANCORP                  COMMON    989701107   4,014      102,000   SH           SOLE                102,000

                                                    70,637
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